Financial Result	6 Months Ended
Jun. 30, 2023
Financial Result
Financial Result

8.Financial Result

Financial result is comprised of the following for the six month periods ended June 30, 2023 and 2022:

In € thousand	June 30, 2023	June 30, 2022
Finance income	3,021	16,597
thereof: fair value changes	—	17,369
thereof: foreign currency exchange gains / (losses) on financial instruments	1,542	(1,019)
thereof: reversal of expected credit losses	—	124
thereof: other interest income	1,479	—

Finance expenses	(258,739)	(931)
thereof: fair value changes	(258,337)	(67)
thereof: interest portion of lease payments	(292)	(230)
thereof: expected credit losses	(29)	(87)
thereof: other interest expenses	(81)	—

Financial result	(255,718)	15,666

Finance income in the current period resulted from foreign currency gain on warrant liabilities of €1,542 thousand (June 30, 2022: €1,019 thousand foreign currency expense) and other interest income of €1,479 thousand (June 30, 2022: nil) relating to interest on fixed-term deposits and cash at bank.

Finance expenses in the current period mainly resulted from the fair value changes of the warrant revaluation of €258,337 thousand (June 30, 2022: €17,369 thousand gain in finance income). For further information please refer to note 17.